Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loan Servicing
Balance at beginning of year	$ 897,720	$ 922,146
MSRs capitalized	120,629	147,328
MSRs amortized	(155,756)	(225,404)
Change in valuation allowance	0	53,650
Balance at end of year	$ 862,593	$ 897,720